Material Accounting Policies and Judgments - Narrative (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Accounting policies, accounting estimates and errors [Abstract]
Cash and cash equivalents for minimum statutory requirements for self insurance	$ 6.6	$ 6.4